SHARE CAPITAL (Tables) - Intec Pharma Ltd. [Member]	12 Months Ended
Dec. 31, 2020
SCHEDULE OF OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS

3)	During the years ended December 31, 2020 and December 31, 2019, the Company granted options to employees and directors as follows:

	Year ended December 31, 2020
	Number of options granted	Exercise price	Vesting period	Expiration
Employees	85,000	$6.15-$8.57	1.29-3 years	7 years
Directors	10,000	$6.15	3 years	7 years

	Year ended December 31, 2019
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	73,250	$8.94-$152.8	3 years	7 years
Directors	7,000	$12.4-$97.2	3 years	7 years

SCHEDULE OF WEIGHTED AVERAGE FAIR VALUE OF OPTIONS GRANTED

The weighted average fair value of options granted during the years was generally estimated by using the Black-Scholes option-pricing model as follows:

	Year ended December 31
	2020	2019

Weighted average fair value	$4.38	$55.28

SCHEDULE OF UNDERLYING DATA USED FOR COMPUTING THE FAIR VALUE OF OPTIONS

The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31
	2020	2019
Value of ordinary share	$5.60-$6.20	$10.2-$149.2
Dividend yield	0%	0%
Expected volatility	102.58%-110.4%	53.32%-100.04%
Risk-free interest rate	0.28%-1.42%	1.65%-2.57%
Expected term	5 years	5 years

SCHEDULE OF NUMBER OF OPTIONS OUTSTANDING

The following table summarizes the number of options outstanding with exercise price in NIS, which were granted under the 2005 Plan, for the years ended December 31, 2020 and December 31, 2019, and related information:

	Employees and directors		Consultants
	Number of options	NIS (1)	Number of options	NIS (1)

Outstanding at January 1, 2019	14,773	550.4	402	10.0
Exercised	(1)	10.0	(127)	10.0
Forfeited	(4,295)	465.0	-	-
Expired	(6,343)	437.8	(275)	10.0
Outstanding at December 31, 2019	4,134	812.0	-	-
Forfeited	-	-	-	-
Expired	(4,134)	812.0	-	-
Outstanding at December 31, 2020	-	-	-	-

The following table summarizes the number of options outstanding with exercise price in USD, which were granted under the 2015 Plan, for the years ended December 31, 2020 and December 31, 2019, and related information:

	Employees and directors
	Number of options	USD(2)

Outstanding at January 1, 2019	156,909	117.0
Granted	80,250	69.0
Exercised	(4,982)	56.6
Forfeited	(22,537)	80.0
Expired	(13,495)	140.0
Outstanding at December 31, 2019	196,145	82.6
Granted	95,000	7.09
Forfeited	(18,249)	39.47
Expired	(9,816)	41.18
Outstanding at December 31, 2020	263,080	59.87

(1)	Weighted average price in NIS per share.
(2)	Weighted average price in USD per share.

SCHEDULE OF INFORMATION CONCERNING OUTSTANDING AND EXERCISABLE OPTIONS

The following table summarizes information concerning outstanding and exercisable options with exercise prices in USD as of December 31, 2020:

December 31, 2020
Options outstanding			Options exercisable
Exercise price per share (USD)	Number of options outstanding at the end of year	Weighted average remaining contractual life	Number of options exercisable at the end of year	Weighted average remaining contractual life

6.15-6.67	60,750	6.64	-	-
8.58-8.94	60,416	4.93	28,810	3.91
11.1-18.0	21,000	5.71	8,668	5.71
70.52	11,224	5.37	11,224	5.37
82.8-89.3	20,440	5.05	14,692	4.95
97.2	4,000	5.49	1,996	5.49
103.8-109.2	21,750	4.85	21,188	4.87
120.0-122.0	11,542	0.60	11,542	0.60
134.0	19,000	6.95	19,000	6.95
152.6-152.8	22,958	4.42	14,207	3.98
171.2	10,000	6.91	10,000	6.91
	263,080		141,327

SCHEDULE OF EFFECT OF SHARE-BASED COMPENSATION

The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Research and development expenses, net	$289	$1,634
General and administrative expenses	859	1,587
	$1,148	$3,221